AMERICAN LIFE


                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT


                                  JUNE 30, 2002


This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS
                                                                            Page
                                                                            ----
Semi-Annual Report of American Life Separate Account No. 3:

   Statement of Assets and Liabilities ....................................    2

   Statement of Operations ................................................    4

   Statements of Changes in Net Assets ....................................    6

   Financial Highlights ...................................................    9

   Notes to Financial Statements ..........................................   14

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENT OF ASSETS AND LIABILITIES
                            June 30, 2002 (Unaudited)

                                                                   Investment Company
                                             --------------------------------------------------------
                                                Money       All       Equity       Mid-Cap
                                               Market     America      Index    Equity Index    Bond
                                                Fund       Fund        Fund         Fund        Fund
                                              --------   --------    --------   ------------   ------
ASSETS:
Investments in Mutual of America Investment
   Corporation at market value
   (Cost:
   Money Market Fund -- $1,111
   All America Fund -- $23,782
   Equity Index Fund -- $34,811
   Mid-Cap Equity Index Fund -- $3,828
   Bond Fund -- $1,810)
   (Notes 1 and 2) ........................   $  1,082    $ 16,088    $ 25,195    $  3,487   $  1,668
Due From (To) General Account .............         (2)        (85)        (10)          4       (139)
                                              --------    --------    --------    --------   --------
NET ASSETS ................................   $  1,080    $ 16,003    $ 25,185    $  3,491   $  1,529
                                              ========    ========    ========    ========   ========
UNIT VALUE AT JUNE 30, 2002 ...............   $   2.29    $   6.91    $   2.31    $   1.20   $   3.64
                                              ========    ========    ========    ========   ========
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 ..........................        471        2314      10,900       2,899        420
                                              ========    ========    ========    ========   ========

                                                                         Investment Company
                                                        ---------------------------------------------------
                                                                                                 Aggressive
                                                        Short-Term     Mid-Term     Composite      Equity
                                                         Bond Fund    Bond Fund       Fund          Fund
                                                        ----------   ----------     ---------    ----------
ASSETS:
Investments in Mutual of America Investment Corporation
   at market value
   (Cost:
   Short-Term Bond Fund -- $210
   Mid-Term Bond Fund -- $83
   Composite Fund -- $22,805
   Aggressive Equity Fund -- $31,260)
   (Notes 1 and 2) ....................................   $   213       $    84       $17,396      $27,951
Due From (To) General Account .........................       (47)           (2)           72          512
                                                          -------       -------       -------      -------
NET ASSETS ............................................   $   166       $    82       $17,468      $28,463
                                                          =======       =======       =======      =======
UNIT VALUE AT JUNE 30, 2002 ...........................   $  1.49       $  1.55       $  4.71      $  2.48
                                                          =======       =======       =======      =======
NUMBER OF UNITS OUTSTANDING AT
   JUNE 30, 2002 ......................................       112            53         3,707       11,471
                                                          =======       =======       =======      =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2002 (Unaudited)

                                                                                                           American
                                                                            Scudder                         Century
                                                          -------------------------------------------    ------------
                                                                            Capital                        VP Capital
                                                             Bond           Growth       International   Appreciation
                                                             Fund            Fund            Fund            Fund
                                                          ---------       ---------      ------------    ------------
ASSETS:
Investments in Scudder Portfolios and American Century VP
   Capital Appreciation Fund at Market Value
   (Cost:
   Scudder Bond Fund-- $1,385
   Scudder Capital Growth Fund-- $67,602
   Scudder International Fund-- $12,970
   American Century VP capital
     Appreciation Fund-- $22,542)
   (Notes 1 and 2) ......................................   $   960         $37,686         $ 6,450         $14,413
Due From (To) General Account ...........................        80             873             472             245
                                                            -------         -------         -------         -------
NET ASSETS: .............................................   $ 1,040         $38,559         $ 6,922         $14,658
                                                            =======         =======         =======         =======
UNIT VALUE AT JUNE 30, 2002 .............................   $ 14.84         $ 27.21         $ 13.10         $ 12.04
                                                            =======         =======         =======         =======
NUMBER OF OUTSTANDING UNITS AT
   JUNE 30, 2002 ........................................        70           1,417             528           1,217
                                                            =======         =======         =======         =======


                                                          Calvert                          Fidelity
                                                         --------        ----------------------------------------------
                                                          Social              VIP          VIP II            VIP II
                                                         Balanced        Equity-Income     Contra         Asset Manager
                                                           Fund              Fund           Fund              Fund
                                                         --------        -------------     ------         -------------
ASSETS:
Investments in Calvert Social Balance Portfolio
   and Fidelity Portfolios at market value
   (Cost:
   Calvert Social Balance Fund -- $12,119
   VIP Equity-Income Fund -- $37,823
   VIP II Contra Fund -- $18,568
   VIP II Asset Manager Fund -- $20,103)
   (Notes 1 and 2) ....................................... $  8,615        $ 25,403        $ 15,124         $ 13,542
Due From (To) General Account ............................      672            (238)            757               73
                                                           --------        --------        --------         --------
NET ASSETS: .............................................. $  9,287        $ 25,165        $ 15,881         $ 13,615
                                                           ========        ========        ========         ========
UNIT VALUE AT JUNE 30, 2002 .............................. $   2.73        $  30.50        $  25.58         $  21.83
                                                           ========        ========        ========         ========
NUMBER OF UNITS OUTSTANDING AT
   JUNe 30, 2002 .........................................    3,399             825             621              624
                                                           ========        ========        ========         ========


   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2002 (Unaudited)

                                                                               Investment Company
                                                           --------------------------------------------------------
                                                                                                         Mid-Cap
                                                           Money Market   All America   Equity Index   Equity Index
                                                               Fund          Fund           Fund           Fund
                                                           -------------  -----------    -----------   -----------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividend Income ........................................    $ --         $    --       $    --          $  --
                                                               ----         -------       -------          -----
Expenses  (Note 3):
   Fees and administrative expenses .......................      23             179           242             12
                                                               ----         -------       -------          -----
NET INVESTMENT INCOME (LOSS) ..............................     (23)           (179)         (242)           (12)
                                                               ----         -------       -------          -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments ................     (10)         (2,506)       (2,271)            (4)
   Net unrealized appreciation (depreciation)
     of investments .......................................      16             447        (1,954)          (337)
                                                               ----         -------       -------          -----
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .........................................       6          (2,059)       (4,225)          (341)
                                                               ----         -------       -------          -----
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................    $(17)        $(2,238)      $(4,467)         $(353)
                                                               ====         =======       =======          =====

                                                                                 Investment Company
                                                           ------------------------------------------------------------
                                                                                                             Aggressive
                                                           Bond     Short-Term     Mid-Term     Composite     Equity
                                                           Fund      Bond Fund     Bond Fund      Fund         Fund
                                                           ----     ----------     ---------    ---------    ---------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividend Income .....................................   $ --        $--           $--         $  --        $   --
                                                           ----        ---           ---         -----        ------
Expenses  (Note 3):
   Fees and administrative expenses ....................     54          1            --           257           189
                                                           ----        ---           ---         -----        ------
NET INVESTMENT INCOME (LOSS) ...........................    (54)        (1)           --          (257)         (189)
                                                           ----        ---           ---         -----        ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain on investments ....................    (53)        --            (1)         (782)         (602)
   Net unrealized appreciation (depreciation)
     of investments ....................................     95          6             3           263         1,197
                                                           ----        ---           ---         -----        ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ......................................     42          6             2          (519)          595
                                                           ----        ---           ---         -----        ------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...........................   $(12)       $ 5           $ 2         $(776)       $  406
                                                           ====        ===           ===         =====        ======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                             STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2002 (Unaudited)

                                                                                                          American
                                                                                  Scudder                 Century
                                                                   ----------------------------------    ------------
                                                                             Capital                      VP Capital
                                                                   Bond      Growth     International    Appreciation
                                                                   Fund       Fund          Fund             Fund
                                                                   ----      -------    -------------    ------------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividend Income .............................................   $ 57      $   130        $  52          $    --
                                                                   ----      -------        -----          -------
Expenses  (Note 3):
   Fees and administrative expenses ............................      8          243           29               69
                                                                   ----      -------        -----          -------
NET INVESTMENT INCOME (LOSS) ...................................     49         (113)          23              (69)
                                                                   ----      -------        -----          -------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .....................     --         (523)          --               --
   Net unrealized appreciation (depreciation)
     of investments ............................................    (37)      (9,340)        (328)          (1,616)
                                                                   ----      -------        -----          -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..............................................    (37)      (9,863)        (328)          (1,616)
                                                                   ----      -------        -----          -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...................................   $ 12      $(9,976)       $(305)         $(1,685)
                                                                   ====      =======        =====          =======

                                                                 Calvert                     Fidelity
                                                                 --------    ----------------------------------------
                                                                  Social       VIP II         VIP II       VIP II
                                                                 Balanced    Equity-Income    Contra    Asset Manager
                                                                  Fund          Fund           Fund         Fund
                                                                 --------    -------------    ------    -------------
INVESTMENT INCOME AND EXPENSES:
Income  (Note 1):
   Dividend Income .........................................      $  --        $ 1,106        $ 148        $   521
                                                                  -----        -------        -----        -------
Expenses  (Note 3):
   Fees and administrative expenses ........................         68            309          124            119
                                                                  -----        -------        -----        -------
NET INVESTMENT INCOME (LOSS) ...............................        (68)           797           24            402
                                                                  -----        -------        -----        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
   Net realized gain (loss) on investments .................         --         (1,205)        (650)          (333)
   Net unrealized appreciation (depreciation)
     of investments ........................................       (739)        (1,559)         475         (1,430)
                                                                  -----        -------        -----        -------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS ..........................................       (739)        (2,764)        (175)        (1,763)
                                                                  -----        -------        -----        -------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ...............................      $(807)       $(1,967)       $(151)       $(1,361)
                                                                  =====        =======        =====        =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Investment Company
                                         ---------------------------------------------------------------------------------------
                                              Money Market Fund             All America Fund              Equity Index Fund
                                         ---------------------------   ---------------------------   ---------------------------
                                          For the Six     For the       For the Six     For the       For the Six     For the
                                         Months Ended    Year Ended    Months Ended    Year Ended    Months Ended    Year Ended
                                         June 30, 2002  December 31,   June 30, 2002  December 31,   June 30, 2002  December 31,
                                          (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                         -------------  ------------   -------------  ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........    $  (23)       $   (2)         $  (179)      $   (394)       $  (242)      $    634
   Net realized gain (loss) on
     investments .......................       (10)           (4)          (2,506)        (8,115)        (2,271)        (1,442)
   Net Unrealized appreciation
     (depreciation) of investments .....        16           (27)             447            771         (1,954)        (4,689)
                                            ------        ------          -------       --------        -------       --------
Net Increase (Decrease) in net assets
   resulting from operations ...........       (17)          (33)          (2,238)        (7,738)        (4,467)        (5,497)
                                            ------        ------          -------       --------        -------       --------
From Unit Transactions:
   Contributions .......................       473           315            1,876          6,332          3,826          9,535
   Withdrawals .........................        --            --             (150)        (6,687)           (95)        (8,783)
   Net Transfers .......................      (205)         (462)          (6,096)       (28,918)        (8,639)       (13,041)
                                            ------        ------          -------       --------        -------       --------
Net Increase (Decrease) from unit
   transactions ........................       268          (147)          (4,370)       (29,273)        (4,908)       (12,289)
                                            ------        ------          -------       --------        -------       --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..........................       251          (180)          (6,608)       (37,011)        (9,375)       (17,786)
NET ASSETS:
Beginning of Period/Year ...............       829         1,009           22,611         59,622         34,560         52,346
                                            ------        ------          -------       --------        -------       --------
End of Period/Year .....................    $1,080        $  829          $16,003       $ 22,611        $25,185       $ 34,560
                                            ======        ======          =======       ========        =======       ========

                                                                            Investment Company
                                         ---------------------------------------------------------------------------------------
                                                   Mid-Cap                                                   Short-Term
                                              Equity Index Fund                 Bond Fund                    Bond Fund
                                         ---------------------------   ---------------------------   ---------------------------
                                          For the Six     For the       For the Six     For the       For the Six     For the
                                         Months Ended    Year Ended    Months Ended    Year Ended    Months Ended    Year Ended
                                         June 30, 2002  December 31,   June 30, 2002  December 31,   June 30, 2002  December 31,
                                          (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                         -------------  ------------   -------------  ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........   $  (12)        $    (3)        $  (54)        $    52         $ (1)          $  6
   Net realized gain (loss) on
     investments .......................       (4)            (15)           (53)            (79)          --             --
   Net Unrealized appreciation
     (depreciation) of investments .....     (337)             (3)            95            (102)           6             --
                                           ------         -------         ------         -------         ----           ----
Net Increase (Decrease) in net assets
   resulting from operations ...........     (353)            (21)           (12)           (129)           5              6
                                           ------         -------         ------         -------         ----           ----
From Unit Transactions:
   Contributions .......................       90             104            368             704           28             61
   Withdrawals .........................       --          (2,485)           (10)             (2)          --             --
   Net Transfers .......................    3,753              (2)          (454)         (1,539)         (13)           (22)
                                           ------         -------         ------         -------         ----           ----
Net Increase (Decrease) from unit
   transactions ........................    3,843          (2,383)           (96)           (837)          15             39
                                           ------         -------         ------         -------         ----           ----
NET INCREASE (DECREASE) IN
   NET ASSETS ..........................    3,490          (2,404)          (108)           (966)          20             45
NET ASSETS:
Beginning of Period/Year ...............        1           2,405          1,637           2,603          146            101
                                           ------         -------         ------         -------         ----           ----
End of Period/Year .....................   $3,491         $     1         $1,529         $ 1,637         $166           $146
                                           ======         =======         ======         =======         ====           ====

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                            Investment Company
                                         ---------------------------------------------------------------------------------------
                                                  Mid-Term                                                  Aggressive
                                                  Bond Fund                 Composite Fund                  Equity Fund
                                         ---------------------------   ---------------------------   ---------------------------
                                          For the Six     For the       For the Six     For the       For the Six     For the
                                         Months Ended    Year Ended    Months Ended    Year Ended    Months Ended    Year Ended
                                         June 30, 2002  December 31,   June 30, 2002  December 31,   June 30, 2002  December 31,
                                          (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                         -------------  ------------   -------------  ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........    $  --          $   2         $  (257)       $   288        $  (189)       $   (229)
   Net realized gain (loss) on
     investments .......................       (1)            (8)           (782)        (1,828)          (602)         (1,349)
   Net Unrealized appreciation
     (depreciation) of investments .....        3              2             263         (1,991)         1,197          (3,842)
                                            -----          -----         -------        -------        -------        --------
Net Increase (Decrease) in net assets
   resulting from operations ...........        2             (4)           (776)        (3,531)           406          (5,420)
                                            -----          -----         -------        -------        -------        --------
From Unit Transactions:
   Contributions .......................      161            338           1,636          3,842          2,071           4,981
   Withdrawals .........................       --             --            (503)        (2,575)          (804)         (4,370)
   Net Transfers .......................     (167)          (321)         (2,500)        (6,171)        (7,182)        (16,466)
                                            -----          -----         -------        -------        -------        --------
Net Increase (Decrease) from unit
    transactions .......................       (6)            17          (1,367)        (4,904)        (5,915)        (15,855)
                                            -----          -----         -------        -------        -------        --------
NET INCREASE (DECREASE) IN
   NET ASSETS ..........................       (4)            13          (2,143)        (8,435)        (5,509)        (21,275)
NET ASSETS:
Beginning of Period/Year ...............       86             73          19,611         28,046         33,972          55,247
                                            -----          -----         -------        -------        -------        --------
End of Period/Year .....................    $  82          $  86         $17,468        $19,611        $28,463        $ 33,972
                                            =====          =====         =======        =======        =======        ========

                                                                                 Scudder
                                         ---------------------------------------------------------------------------------------
                                                  Bond Fund                Capital Growth Fund           International Fund
                                         ---------------------------   ---------------------------   ---------------------------
                                          For the Six     For the       For the Six     For the       For the Six     For the
                                         Months Ended    Year Ended    Months Ended    Year Ended    Months Ended    Year Ended
                                         June 30, 2002  December 31,   June 30, 2002  December 31,   June 30, 2002  December 31,
                                          (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                         -------------  ------------   -------------  ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
   Net investment income (loss) ........    $   49         $  46         $  (113)       $  6,347        $   23        $ 1,464
   Net realized gain (loss) on
     investments .......................        --            --            (523)         (2,322)           --         (2,191)
   Net Unrealized appreciation
     (depreciation) of investments .....       (37)           16          (9,340)        (16,762)         (328)        (2,554)
                                            ------         -----         -------        --------        ------        -------
Net Increase (Decrease) in net assets
   resulting from operations ...........        12            62          (9,976)        (12,737)         (305)        (3,281)
                                            ------         -----         -------        --------        ------        -------
From Unit Transactions:
   Contributions .......................       142           253           3,123           7,732           820          2,060
   Withdrawals .........................         0           (21)           (625)         (3,933)           --         (1,108)
   Net Transfers .......................       (78)         (167)         (2,471)         (8,453)         (209)        (5,537)
                                            ------         -----         -------        --------        ------        -------
Net Increase (Decrease) from unit
   transactions ........................        64            65              27          (4,654)          611         (4,585)
                                            ------         -----         -------        --------        ------        -------
NET INCREASE (DECREASE) IN
   NET ASSETS ..........................        76           127          (9,949)        (17,391)          306         (7,866)
NET ASSETS:
Beginning of Period/Year ...............       964           837          48,508          65,899         6,616         14,482
                                            ------         -----         -------        --------        ------        -------
End of Period/Year .....................    $1,040         $ 964         $38,559        $ 48,508        $6,922        $ 6,616
                                            ======         =====         =======        ========        ======        =======

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                             American Century                  Calvert
                                                                       ----------------------------  ---------------------------
                                                                       VP Capital Appreciation Fund     Social Balanced Fund
                                                                       ----------------------------  ---------------------------
                                                                        For the Six    For the        For the Six     For the
                                                                       Months Ended   Year Ended     Months Ended    Year Ended
                                                                       June 30, 2002  December 31,   June 30, 2002  December 31,
                                                                        (Unaudited)       2001        (Unaudited)       2001
                                                                       -------------  ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ......................................    $   (69)     $  4,959         $  (68)       $   389
   Net realized gain (loss) on investments ...........................         --           544             --         (1,307)
   Net Unrealized appreciation (depreciation) of investments .........     (1,616)      (10,820)          (739)           (85)
                                                                          -------      --------         ------        -------
Net Increase (Decrease) in net assets resulting
   from operations ...................................................     (1,685)       (5,317)          (807)        (1,003)
                                                                          -------      --------         ------        -------
From Unit Transactions:
   Contributions .....................................................      2,118         3,749          1,050          2,662
   Withdrawals .......................................................         --        (1,185)            --         (3,315)
   Net Transfers .....................................................        (41)       (8,145)          (576)        (3,701)
                                                                          -------      --------         ------        -------
Net Increase (Decrease) from unit transactions .......................      2,077        (5,581)           474         (4,354)
                                                                          -------      --------         ------        -------
NET INCREASE (DECREASE) IN NET ASSETS ................................        392       (10,898)          (333)        (5,357)
NET ASSETS:
Beginning of Period/Year .............................................     14,266        25,164          9,620         14,977
                                                                          -------      --------         ------        -------
End of Period/Year ...................................................    $14,658      $ 14,266         $9,287        $ 9,620
                                                                          =======      ========         ======        =======

                                                                                Fidelity
                                         ---------------------------------------------------------------------------------------
                                           VIP Equity Income Fund          VIP II Contra Fund          VIP Asset Manager Fund
                                         ---------------------------   ---------------------------   ---------------------------
                                          For the Six     For the       For the Six     For the       For the Six     For the
                                         Months Ended    Year Ended    Months Ended    Year Ended    Months Ended    Year Ended
                                         June 30, 2002  December 31,   June 30, 2002  December 31,   June 30, 2002  December 31,
                                          (Unaudited)       2001        (Unaudited)       2001        (Unaudited)       2001
                                         -------------  ------------   -------------  ------------   -------------  ------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss) ........    $   797       $  2,162        $    24       $  1,205        $   402       $  5,986
   Net realized gain (loss) on
     investments .......................     (1,205)        (5,418)          (650)        (4,479)          (333)       (34,703)
   Net Unrealized appreciation
     (depreciation) of investments .....     (1,559)           452            475         (1,588)        (1,430)        22,211
                                            -------       --------        -------       --------        -------      ---------
Net Increase (Decrease) in net assets ..
   resulting from operations                 (1,967)        (2,804)          (151)        (4,862)        (1,361)        (6,506)
                                            -------       --------        -------       --------        -------      ---------
From Unit Transactions:
   Contributions .......................      1,673          4,190          1,590          4,954          1,599          3,503
   Withdrawals .........................     (1,845)        (5,906)          (115)        (5,228)        (1,005)       (92,695)
   Net Transfers .......................     (2,590)       (13,889)        (4,068)       (28,623)        (1,042)        (8,062)
                                            -------       --------        -------       --------        -------      ---------
Net Increase (Decrease) from unit
   transactions ........................     (2,762)       (15,605)        (2,593)       (28,897)          (448)       (97,254)
                                            -------       --------        -------       --------        -------      ---------
NET INCREASE (DECREASE) IN
   NET ASSETS ..........................     (4,729)       (18,409)        (2,744)       (33,759)        (1,809)      (103,760)
NET ASSETS:
Beginning of Period/Year ...............     29,894         48,303         18,625         52,384         15,424        119,184
                                            -------       --------        -------       --------        -------      ---------
End of Period/Year .....................    $25,165       $ 29,894        $15,881       $ 18,625        $13,615      $  15,424
                                            =======       ========        =======       ========        =======      =========

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of a recent AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2002 and the year 2001. Data shown for any of the preceding four years (1997-2000) was previously disclosed in the "Notes to Financial Statements -- Financial Highlights" following the financial statements.

                                 Investment Company Money Market Fund                Investment Company All America Fund
                          --------------------------------------------------  --------------------------------------------------
                           Six Months                                          Six Months
                            Ended                                               Ended
                           June 30,          Years Ended December 31,          June 30,          Years Ended December 31,
SELECTED PER UNIT AND        2002     --------------------------------------     2002     --------------------------------------
SUPPLEMENTARY DATA:       (Unaudited)  2001    2000    1999    1998    1997   (Unaudited)  2001    2000    1999    1998    1997
---------------------     ----------- ------  ------  ------  ------  ------  ----------- ------  ------  ------  ------  ------
Unit value, beginning
  of period/year ........   $ 2.28   $ 2.22   $2.11   $2.03   $1.95   $1.87    $  7.74  $  9.46  $10.05 $  8.09 $  6.76  $ 5.39
                            ======   ======   =====   =====  ======   =====    =======  =======  ====== ======= =======  ======
Unit value, end of
  period ................   $ 2.29   $ 2.28   $2.22   $2.11   $2.03   $1.95    $  6.91  $  7.74  $ 9.46 $ 10.05 $  8.09  $ 6.76
                            ======   ======   =====   =====   =====   =====    =======  =======  ====== ======= =======  ======
Units outstanding,
  beginning of
  period/year (1) .......      363      455                                      2,921    6,306
Units Issued (1) ........      206      170                                        369    1,997
Units Redeemed (1) ......      (98)    (262)                                      (976)  (5,382)
                            ------   ------                                    -------  -------
Units outstanding,
  end of period/year ....      471      363     455   5,096   3,113   1,755      2,314    2,921   6,306 120,656 105,770  81,264
                            ======   ======   =====   =====   =====   =====    =======  =======  ====== ======= =======  ======
Net Assets (1) ..........   $1,080   $  829                                    $16,003  $22,611
                            ======   ======                                    =======  =======
Expense Ratio (A) (1) ...    0.90%    0.90%                                      0.90%    0.90%
                            ======   ======                                    =======  =======
Investment Income
  Ratio (B) (1) .........       --     4.7%                                         --     0.3%
                            ======   ======                                    =======  =======
Total Return (C) (1) ....     0.3%     3.0%                                     -10.7%   -18.1%
                            ======   ======                                    =======  =======

                                                                                     Investment Company
                                 Investment Company Equity Index Fund             Mid-Cap Equity Index Fund
                          --------------------------------------------------  ---------------------------------
                           Six Months                                          Six Months
                            Ended                                               Ended            Years Ended
                           June 30,          Years Ended December 31,          June 30,          December 31,
SELECTED PER UNIT AND        2002     --------------------------------------     2002     ----------------------
SUPPLEMENTARY DATA:       (Unaudited)  2001    2000    1999    1998    1997   (Unaudited)  2001    2000    1999
---------------------     ----------- ------  ------  ------  ------  ------  ----------- ------  ------  ------
Unit value, beginning
  of period/year ........  $  2.67  $  3.07  $ 3.41 $  2.86 $  2.26  $ 1.72     $ 1.25   $ 1.28   $1.11   $1.00
                           =======  =======  ====== ======= =======  ======     ======   ======   =====   =====
Unit value, end of
  period/year ...........  $  2.31  $  2.67  $ 3.07 $  3.41 $  2.86  $ 2.26     $ 1.20   $ 1.25   $1.28   $1.11
                           =======  =======  ====== ======= =======  ======     ======   ======   =====   =====
Units outstanding,
  beginning of
  period/year ...........   12,924   17,036                                          1    1,880
Units Issued (1) ........    4,594   7,648                                       3,000       89
Units Redeemed (1) ......   (6,618) (11,760)                                      (102)  (1,968)
                           -------  -------                                     ------    -----
Units outstanding,
  end of period/year ....   10,900   12,924  17,036 205,553 140,499  71,579      2,899        1   1,880   9,513
                           =======  =======  ====== ======= =======  ======     ======    =====   =====   =====
Net Assets (1) ..........  $25,185  $34,560                                     $3,491    $   1
                           =======  =======                                     ======    =====
Expense Ratio (A) (1) ...    0.90%    0.90%                                      0.90%    0.90%
                           =======  =======                                     ======    =====
Investment Income
  Ratio (B) (1) .........       --     3.1%                                         --     0.2%
                           =======  =======                                     ======    =====
Total Return (C) (1) ....   -13.6%   -13.0%                                      -4.0%    -2.0%
                           =======  =======                                     ======    =====

----------
*     Commenced operation May 3, 1999.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                     Investment Company Bond Fund                   Investment Company Short-Term Bond Fund
                          --------------------------------------------------  --------------------------------------------------
                           Six Months                                          Six Months
                            Ended                                               Ended
                           June 30,          Years Ended December 31,          June 30,          Years Ended December 31,
SELECTED PER UNIT AND        2002     --------------------------------------     2002     --------------------------------------
SUPPLEMENTARY DATA:       (Unaudited)  2001    2000    1999    1998    1997   (Unaudited)  2001    2000    1999    1998    1997
---------------------     ----------- ------  ------  ------  ------  ------  ----------- ------  ------  ------  ------  ------
Unit value, beginning
  of period/year ........   $ 3.57   $ 3.31   $3.07  $ 3.17  $ 3.00   $2.75     $ 1.46    $1.37   $1.28   $1.24   $1.19   $1.14
                            ======   ======   =====  ======  ======   =====     ======    =====   =====   =====   =====   =====
Unit value, end of
  period/year ...........   $ 3.64   $ 3.57   $3.31  $ 3.07  $ 3.17   $3.00     $ 1.49    $1.46   $1.37   $1.28   $1.24   $1.19
                            ======   ======   =====  ======  ======   =====     ======    =====   =====   =====   =====   =====
Units outstanding,
  beginning of
  period/year (1) .......      459      786                                        100       74
Units Issued (1) ........      106      524                                         19       49
Units Redeemed (1) ......     (145)    (851)                                        (7)     (23)
                            ------   ------                                      -----    -----
Units outstanding,
  end of period/year ....      420      459     786  11,766  12,551   7,204        112      100      74   2,603   2,422   1,530
                            ======   ======   =====  ======  ======   =====     ======    =====   =====   =====   =====   =====
Net Assets (1) ..........   $1,529   $1,637                                      $ 166    $ 146
                            ======   ======                                      =====    =====
Expense Ratio (A) (1) ...    0.90%    0.90%                                      0.90%    0.90%
                            ======   ======                                      =====    =====
Investment Income
  Ratio (B) (1) .........       --     7.4%                                         --     5.7%
                            ======   ======                                      =====    =====
Total Return (C) (1) ....     2.1%     7.8%                                       2.2%     6.5%
                            ======   ======                                      =====    =====

                                 Investment Company Mid-Term Bond Fund                 Investment Company Composite Fund
                          --------------------------------------------------  --------------------------------------------------
                           Six Months                                          Six Months
                            Ended                                               Ended
                           June 30,          Years Ended December 31,          June 30,          Years Ended December 31,
SELECTED PER UNIT AND        2002     --------------------------------------     2002     --------------------------------------
SUPPLEMENTARY DATA:       (Unaudited)  2001    2000    1999    1998    1997   (Unaudited)  2001    2000    1999    1998    1997
---------------------     ----------- ------  ------  ------  ------  ------  ----------- ------  ------  ------  ------  ------
Unit value, beginning
  of period/year ........    $1.51    $1.38   $1.32   $1.32   $1.26   $1.19    $  4.87  $  5.52   $5.61  $ 4.93 $  4.36  $ 3.75
                             =====    =====   =====   =====   =====   =====    =======  =======   =====  ====== =======  ======
Unit value, end of
  period/year ...........    $1.55    $1.51   $1.38   $1.32   $1.32   $1.26    $  4.71  $  4.87   $5.52  $ 5.61 $  4.93  $ 4.36
                             =====    =====   =====   =====   =====   =====    =======  =======   =====  ====== =======  ======
Units outstanding,
  beginning of
  period/year (1) .......       57       53                                      4,027    5,080
Units Issued (1) ........      105      251                                      1,330    2,032
Units Redeemed (1) ......     (109)    (247)                                    (1,650)  (3,085)
                             -----    -----                                    -------  -------
Units outstanding,
  end of period/year ....       53       57      53   2,919   2,404   1,374      3,707    4,027   5,080  82,918 101,886  79,417
                             =====    =====   =====   =====   =====   =====    =======  =======   =====  ====== =======  ======
Net Assets (1) ..........    $  82    $  86                                    $17,468  $19,611
                             =====    =====                                    =======  =======
Expense Ratio (A) (1) ...    0.90%    0.90%                                      0.90%    0.90%
                             =====    =====                                    =======  =======
Investment Income
  Ratio (B) (1) .........       --     3.7%                                         --     3.4%
                             =====    =====                                    =======  =======
Total Return (C) (1) ....     3.0%     9.5%                                      -3.3%   -11.8%
                             =====    =====                                    =======  =======

----------

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                               Investment Company Aggressive Equity Fund                        Scudder Bond Fund
                          --------------------------------------------------  --------------------------------------------------
                           Six Months                                          Six Months
                            Ended                                               Ended
                           June 30,          Years Ended December 31,          June 30,          Years Ended December 31,
SELECTED PER UNIT AND        2002     --------------------------------------     2002     --------------------------------------
SUPPLEMENTARY DATA:       (Unaudited)  2001    2000    1999    1998    1997   (Unaudited)  2001    2000    1999    1998    1997
---------------------     ----------- ------  ------  ------  ------  ------  ----------- ------  ------  ------  ------  ------
Unit value, beginning
  of period/year ........   $ 2.47   $ 2.79  $ 2.85 $  2.02 $  2.15 $  1.80     $14.60   $13.94  $12.73  $13.02  $12.37  $11.48
                            ======   ======  ====== ======= ======= =======     ======   ======  ======  ======  ======  ======
Unit value, end of
  period/year ...........   $ 2.48   $ 2.47  $ 2.79 $  2.85 $  2.02 $  2.15     $14.84   $14.60  $13.94  $12.73  $13.02  $12.37
                            ======   ======  ====== ======= ======= =======     ======   ======  ======  ======  ======  ======
Units outstanding,
  beginning of
  period/year (1) .......   13,741   19,792                                         66       60
Units Issued (1) ........    4,910    4,525                                         10       21
Units Redeemed (1) ......   (7,180) (10,576)                                        (6)     (15)
                           -------  -------                                     ------   ------
Units outstanding,
  end of period/year ....   11,471   13,741  19,792 174,367 147,405 103,218         70       66      60     623     534     340
                            ======   ======  ====== ======= ======= =======     ======   ======  ======  ======  ======  ======
Net Assets (1) ..........  $28,463  $33,972                                     $1,040   $  964
                           =======  =======                                     ======   ======
Expense Ratio (A) (1) ...    0.90%    0.90%                                      0.90%    0.90%
                           =======  =======                                     ======   ======
Investment Income
  Ratio (B) (1) .........       --     0.4%                                       5.7%     3.9%
                           =======  =======                                     ======   ======
Total Return (C) (1) ....     0.4%   -11.4%                                       1.7%     4.8%
                           =======  =======                                     ======   ======

                                          Scudder Capital Growth Fund                    Scudder International Fund
                          --------------------------------------------------  --------------------------------------------------
                           Six Months                                          Six Months
                            Ended                                               Ended
                           June 30,          Years Ended December 31,          June 30,          Years Ended December 31,
SELECTED PER UNIT AND        2002     --------------------------------------     2002     --------------------------------------
SUPPLEMENTARY DATA:       (Unaudited)  2001    2000    1999    1998    1997   (Unaudited)  2001    2000    1999    1998    1997
---------------------     ----------- ------  ------  ------  ------  ------  ----------- ------  ------  ------  ------  ------
Unit value, beginning
  of period/year ........  $ 34.34  $ 42.97  $48.17  $36.07  $29.64  $22.11     $13.72   $20.02  $25.83  $16.93  $14.46  $13.43
                           =======  =======  ======  ======  ======  ======     ======   ======  ======  ======  ======  ======
Unit value, end of
  period/year ...........  $ 27.21  $ 34.34  $42.97  $48.17  $36.07  $29.64     $13.10   $13.72  $20.02  $25.83  $16.93  $14.46
                           =======  =======  ======  ======  ======  ======     ======   ======  ======  ======  ======  ======
Units outstanding,
  beginning of
  period/year (1) .......    1,413    1,534                                        482      723
Units Issued (1) ........      112      502                                         93      369
Units Redeemed (1) ......     (108)    (623)                                       (47)    (610)
                           -------  -------                                     ------   ------
Units outstanding,
  end of period/year ....    1,417    1,413   1,534  20,809  17,547     970        528      482     723  11,828   9,321   7,377
                           =======  =======  ======  ======  ======  ======     ======   ======  ======  ======  ======  ======
Net Assets (1) ..........  $38,559  $48,508                                     $6,922   $6,616
                           =======  =======                                     ======   ======
Expense Ratio (A) (1) ...    0.90%    0.90%                                      0.90%    0.90%
                           =======  =======                                     ======   ======
Investment Income
  Ratio (B) (1) .........     0.3%    13.1%                                       0.8%    18.0%
                           =======  =======                                     ======   ======
Total Return (C) (1) ....   -20.8%   -20.1%                                      -4.5%   -31.5%
                           =======  =======                                     ======   ======

----------
(1)  Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                            American Century VP Capital Appreciation Fund                 Calvert Social Balanced Fund
                          --------------------------------------------------  --------------------------------------------------
                           Six Months                                          Six Months
                            Ended                                               Ended
                           June 30,          Years Ended December 31,          June 30,          Years Ended December 31,
SELECTED PER UNIT AND        2002     --------------------------------------     2002     --------------------------------------
SUPPLEMENTARY DATA:       (Unaudited)  2001    2000    1999    1998    1997   (Unaudited)  2001    2000    1999    1998    1997
---------------------     ----------- ------  ------  ------  ------  ------  ----------- ------  ------  ------  ------  ------
Unit value, beginning
  of period/year ........  $ 13.44  $ 18.82  $17.40  $10.69  $11.04  $11.53     $ 2.98   $ 3.23   $3.37  $ 3.04  $ 2.65   $2.23
                           =======  =======  ======  ======  ======  ======     ======   ======   =====  ======  ======   =====
Unit value, end of
  period/year ...........  $ 12.04  $ 13.44  $18.82  $17.40  $10.69  $11.04     $ 2.73   $ 2.98   $3.23  $ 3.37  $ 3.04   $2.65
                           =======  =======  ======  ======  ======  ======     ======   ======   =====  ======  ======   =====
Units outstanding,
  beginning of
  period/year (1) .......    1,062    1,337                                      3,228    4,634
Units Issued (1) ........      161      640                                        366    1,403
Units Redeemed (1) ......       (6)    (915)                                      (195)  (2,809)
                           -------  -------                                     ------   ------
Units outstanding,
  end of period/year ....    1,217    1,062   1,337   9,062   8,874   7,282      3,399    3,228   4,634  20,588  15,253   9,760
                           =======  =======  ======  ======  ======  ======     ======   ======   =====  ======  ======   =====
Net Assets (1) ..........  $14,658  $14,268                                     $9,287   $9,620
                           =======  =======                                     ======   ======
Expense Ratio (A) (1) ...    0.65%    0.70%                                      0.90%    0.90%
                           =======  =======                                     ======   ======
Investment Income
  Ratio (B) (1) .........       --    31.6%                                         --     4.7%
                           =======  =======                                     ======   ======
Total Return (C) (1) ....   -10.4%   -28.6%                                      -8.3%    -7.8%
                           =======  =======                                     ======   ======

                                        Fidelity VIP Equity-Income Fund                  Fidelity VIP II Contra Fund
                          --------------------------------------------------  --------------------------------------------------
                           Six Months                                          Six Months
                            Ended                                               Ended
                           June 30,          Years Ended December 31,          June 30,          Years Ended December 31,
SELECTED PER UNIT AND        2002     --------------------------------------     2002     --------------------------------------
SUPPLEMENTARY DATA:       (Unaudited)  2001    2000    1999    1998    1997   (Unaudited)  2001    2000    1999    1998    1997
---------------------     ----------- ------  ------  ------  ------  ------  ----------- ------  ------  ------  ------  ------
Unit value, beginning
  of period/year ........  $ 32.63  $ 34.61  $32.21  $30.65  $27.77  $21.93    $ 25.88  $ 29.73  $32.13  $26.16  $20.36  $16.59
                           =======  =======  ======  ======  ======  ======    =======  =======  ======  ======  ======  ======
Unit value, end of
  period/year ...........  $ 30.50  $ 32.63  $34.61  $32.21  $30.65  $27.77    $ 25.58  $ 25.88  $29.73  $32.13  $26.16  $20.36
                           =======  =======  ======  ======  ======  ======    =======  =======  ======  ======  ======  ======
Units outstanding,
  beginning of
  period/year (1) .......      916    1,396                                        720    1,762
Units Issued (1) ........       57      292                                        288      647
Units Redeemed (1) ......     (148)    (772)                                      (387)  (1,689)
                           -------  -------                                    -------  -------
Units outstanding,
  end of period/year ....      825      916   1,396   7,417   7,236   5,533        621      720   1,762  18,296  14,471  11,560
                           =======  =======  ======  ======  ======  ======    =======  =======  ======  ======  ======  ======
Net Assets (1) ..........  $25,165  $29,894                                    $15,881  $18,625
                           =======  =======                                    =======  =======
Expense Ratio (A) (1) ...    0.80%    0.80%                                      0.80%    0.80%
                           =======  =======                                    =======  =======
Investment Income
  Ratio (B) (1) .........     3.9%     7.7%                                       0.8%     5.4%
                           =======  =======                                    =======  =======
Total Return (C) (1) ....    -6.5%    -5.7%                                      -1.2%   -12.9%
                           =======  =======                                    =======  =======

----------
(1)  Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                      AMERICAN LIFE SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                                       Fidelity VIP II Asset Manager Fund
                                                      -------------------------------------------------------------------
                                                       Six Months
                                                        Ended
                                                       June 30,                  Years Ended December 31,
SELECTED PER UNIT AND                                    2002          --------------------------------------------------
SUPPLEMENTARY DATA:                                   (Unaudited)       2001       2000       1999       1998       1997
---------------------                                 -----------      ------     ------     ------     ------     ------
Unit value, beginning of period/year ...............   $ 23.91       $ 25.14     $26.40     $24.04     $21.14     $17.72
                                                       =======       =======     ======     ======     ======     ======
Unit value, end of period/year .....................   $ 21.83       $ 23.91     $25.14     $26.40     $24.04     $21.14
                                                       =======       =======     ======     ======     ======     ======
Units outstanding, beginning of period/year (1) ....       645         4,742
Units Issued (1) ...................................        77           225
Units Redeemed (1) .................................       (98)       (4,322)
                                                       -------       -------
Units outstanding, end of period/year ..............       624           645      4,742      7,732      6,297      4,742
                                                       =======       =======     ======     ======     ======     ======
Net Assets (1) .....................................   $13,615       $15,424
                                                       =======       =======
Expense Ratio (A) (1) ..............................     0.80%         0.80%
                                                       =======       =======
Investment Income Ratio (B) (1) ....................      3.6%         12.2%
                                                       =======       =======
Total Return (C) (1) ...............................     -8.7%         -4.9%
                                                       =======       =======

----------
(1)  Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized contract expenses of the separate account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded. (B) This amount represents the dividends and other income received by the Separate Account fund from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests. (C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a $2 monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

 AMERICAN LIFE SEPARATE ACCOUNT NO. 3 NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

      Separate Account No. 3 of The American Life Insurance Company of New York ("the Company") was established in conformity with New York Insurance Law and commenced operations on December 21, 1994 as a unit investment trust. On that date, the following American Life Funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life Funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

      On May 1, 1995, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 3 as investment alternatives. The Fidelity Equity-Income Fund, Contrafund and Asset Manager Funds invest in corresponding portfolios of Fidelity Variable Insurance Products Fund ("Fidelity VIP") (collectively, "Fidelity").

      On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 3.

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance ("VUL") policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      During 2000, substantially all of American Life's original issue variable universal life business participating through American Life Separate Account No. 3 was transferred to a former affiliate, Mutual of America Life Insurance Company. Although a limited number of American Life's original issue variable universal life policies remain in force, the Company is no longer issuing new policies through American Life Separate Account No. 3.

      The  preparation of financial  statements  may require  management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the Unites States:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. At such, the ultimate effect of the dividend paid to the Funds of Separate Account No. 3 has no impact on the respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2. INVESTMENTS

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 2002 are as follows:

                                                        Number of      Net Asset
                                                         Shares          Value
                                                        ---------      --------
Investment Company Funds:
   Money Market Fund: ................................       904        $ 1.20
   All America Fund ..................................     8,594          1.87
   Equity Index Fund .................................    14,406          1.75
   Mid-Cap Equity Index Fund .........................     3,114          1.12
   Bond Fund .........................................     1,253          1.33
   Short-Term Bond Fund ..............................       202          1.05
   Mid-Term Bond Fund ................................        89          0.94
   Composite Fund ....................................    13,108          1.33
   Aggressive Equity Fund ............................    17,754          1.57
Scudder Portfolios:
   Bond Portfolio ....................................       145          6.62
   Capital Growth Portfolio -- Class "A" .............     2,903         12.98
   International Portfolio -- Class "A" ..............       842          7.66
American Century VP Capital Appreciation Fund ........     2,138          6.74
Calvert Social Balanced Portfolio ....................     5,318          1.62
Fidelity Portfolios:
   Equity-Income -- "Initial" Class ..................     1,238         20.52
   Contrafund -- "Initial" Class .....................       763         19.81
   Asset Manager -- "Initial" Class ..................     1,058         12.80

3. EXPENSES

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is ..15% (.20% prior to January 1, 2002) and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts a mortality risk charge daily, at an annual rate of .35% from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

4. CHANGE IN INDEPENDENT AUDITOR

      In May 2002, Arthur Andersen LLP (Arthur Andersen) was replaced as independent auditor for the Company. KPMG LLP (KPMG) was selected as the Company's independent auditor for 2002. The selection of KPMG as its independent auditor was made by the Company's Board of Directors.

                                          THE AMERICAN LIFE
                                          INSURANCE COMPANY
                                          OF NEW YORK

                                          P.O. BOX 4837
                                          NEW YORK, NY 10185-0049